Cost method investments	6 Months Ended
Jun. 30, 2023
Cost Method Investments
Cost method investments

Note 6 — Cost method investments

Cost method investments consist of the following:

	December 31, 2022	June 30, 2023
	RMB	RMB
		(Unaudited)
5.0% Investment in a company in mobile games industry	600,000	600,000
5.0% Investment in a company in central processing advertising algorithm services	600,000	600,000
Total	1,200,000	1,200,000